SUBSEQUENT EVENTS (Narrative) (Details)			1 Months Ended			12 Months Ended
	Jul. 03, 2026 shares	Jun. 11, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CAD ($) Share $ / shares	Jun. 24, 2026 CAD ($) $ / shares shares	Jun. 24, 2026 USD ($) $ / shares shares	May 31, 2026 CAD ($) Share $ / shares	May 31, 2025 Share $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from public offering | $						$ 11,217,825
Number of options exercised | Share						707,175	206,378
Exercise price of options exercised						$ 3.3587	$ 4.0335
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of options | $			$ 1,561,307
Subsequent Events [Member] | Public Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares		1,028,645
Issue price per share		$ 15.2
Proceeds from public offering | $		$ 15,635,404
Subsequent Events [Member] | Non-brokered Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares				431,884	431,884
Issue price per share | (per share)				$ 21.2	$ 15.2
Proceeds from private placement				$ 9,155,941	$ 6,564,810
Subsequent Events [Member] | June 2024 Share Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised | Share			71,050
Exercise price of warrants exercised			$ 5.2
Subsequent Events [Member] | June 2024 Finder Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised | Share			13,461
Exercise price of warrants exercised			$ 5.2
Subsequent Events [Member] | Option Exercise 1 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised | Share			6,500
Exercise price of options exercised			$ 2.1125
Subsequent Events [Member] | Option Exercise 2 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised | Share			6,000
Exercise price of options exercised			$ 2.275
Subsequent Events [Member] | Option Exercise 3 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised | Share			79,000
Exercise price of options exercised			$ 2.34
Subsequent Events [Member] | Option Exercise 4 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised | Share			117,655
Exercise price of options exercised			$ 3.25
Subsequent Events [Member] | Option Exercise 5 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised | Share			1,000
Exercise price of options exercised			$ 3.5425
Subsequent Events [Member] | Option Exercise 6 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised | Share			15,192
Exercise price of options exercised			$ 6.5
Subsequent Events [Member] | Option Exercise 7 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised | Share			15,000
Exercise price of options exercised			$ 9
Subsequent Events [Member] | Option Exercise 8 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised | Share			21,477
Exercise price of options exercised			$ 13.5
Subsequent Events [Member] | Restricted Share Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued upon vesting of RSUs | shares	30,000